STOCKHOLDERS' EQUITY - Preferred stock summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	May 16, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Stock
Preferred Stock Authorized			10,883,950
Preferred Stock Issued			7,095,746
Preferred Stock Outstanding		0	7,095,746
Carrying Value			$ 35,410
Liquidation Value			$ 36,964
Common Stock Issuable Upon Conversion			7,095,746
Series A Convertible Preferred Stock
Preferred Stock
Preferred Stock Authorized	0		3,093,898
Preferred Stock Issued	0		3,093,898
Preferred Stock Outstanding	0		3,093,898	3,093,898
Carrying Value			$ 6,254	$ 6,254
Liquidation Value	$ 0		$ 7,000
Common Stock Issuable Upon Conversion			3,093,898
Series B Convertible Preferred Stock
Preferred Stock
Preferred Stock Authorized	0		7,790,052
Preferred Stock Issued	0		4,001,848
Preferred Stock Outstanding	0		4,001,848
Carrying Value			$ 29,156
Liquidation Value	$ 0		$ 29,964
Common Stock Issuable Upon Conversion			4,001,848